UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  07/31/2012

Date of reporting period: 01/31/2012

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended January 31, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Mirzam Capital Appreciation Fund

Semi-Annual Report

January 31, 2012

Fund Adviser:

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, Florida 33469

Toll Free (888) 693-8056

Performance Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-693-8056.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and the MSCI EAFE Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Standard & Poor’s 500® Index and the MSCI EAFE Index are widely recognized unmanaged indices of equity prices and represent a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Mirzam Capital Appreciation Fund and S&P 500(R) Index

Mirzam Capital Appreciation Fund $10,644
S&P 500® Index $9,944
MSCI EAFE Index $8,069
Inception Date 8/14/07
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
January-08
April-08
July-08
January-09
April-09
July-09
January-10
April-10
July-10
January-11
April-11
July-11
January-12
Date

The chart above assumes an initial investment of $10,000 made on August 14, 2007 (commencement of Fund operations) and held through January 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Mirzam Capital Appreciation Fund, and to obtain performance data current to the most recent month end or to request a copy of the prospectus, please call 1-888-693-8056. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Fund Holdings – (Unaudited)

 1As a percentage of net assets.

The investment objective of the Mirzam Capital Appreciation Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Mirzam Capital Appreciation Fund	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period* August 1, 2011 - January 31, 2012
Actual	$1,000.00	$958.79	$8.57
Hypothetical**	$1,000.00	$1,016.45	$8.83

*Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Mirzam Capital Appreciation Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 99.16%	Shares	Fair Value

Consumer Discretionary - 1.14%
Buckle, Inc. / The	1,100	$ 47,993
Net Servicos de Comunicacao S.A. (a) (b)	2,200	26,224
		74,217

Consumer Staples - 9.17%
Campbell Soup Co.	2,000	63,400
Church & Dwight Co., Inc.	1,650	74,860
Clorox Company / The	500	34,330
Colgate-Palmolive Co.	1,000	90,720
Nestle SA (b)	3,780	217,463
Wal-Mart Stores, Inc.	1,880	115,357
		596,130

Energy - 19.10%
Pengrowth Energy Corp.	12,120	121,442
Precision Drilling Corp. (a)	14,361	146,769
Ship Finance International, Ltd.	13,900	156,097
Statoil ASA (b)	8,200	207,132
Tenaris S.A. (b)	4,500	176,670
TransCanada Corp.	7,650	314,033
Yanzhou Coal Mining Co., Ltd. (b)	5,000	118,950
		1,241,093

Financials - 2.41%
CME Group, Inc.	655	156,879

Health Care - 15.60%
Becton, Dickinson & Co.	850	66,648
Gilead Sciences, Inc. (a)	2,670	130,403
GlaxoSmithKline PLC (b)	2,750	122,485
Johnson & Johnson	2,150	141,707
Medtronic, Inc.	3,250	125,352
Pfizer, Inc.	7,100	151,940
Teva Pharmaceutical Industries, Ltd. (b)	6,100	275,293
		1,013,828

Industrials - 8.77%
Canadian National Railway Co.	1,300	98,046
Emerson Electric Co.	3,400	174,692
Expeditors International of Washington, Inc.	1,500	66,975
Illinois Tool Works, Inc.	1,960	103,939
Ritchie Bros. Auctioneers, Inc.	1,500	35,325
Simpson Manufacturing Co., Inc.	2,800	90,664
		569,641

Information Technology - 11.27%
ASML Holding N.V. (c)	5,830	250,632
Linear Technology Corp.	5,130	170,932
Paychex, Inc.	5,000	157,500
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	10,900	153,472
		732,536

Materials - 18.95%
ArcelorMittal (c)	2,200	45,144
Freeport-McMoRan Copper & Gold, Inc.	1,200	55,452
Gerdau S.A. (b)	19,600	186,200
Methanex Corp.	3,000	81,540
Praxair, Inc.	290	30,798
Southern Copper Corp.	9,250	320,882
Syngenta AG (a) (b)	5,000	303,500
Ternium S.A. (b)	7,000	158,690
Titanium Metals Corp.	3,200	49,216
		1,231,422

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Fair Value

Telecommunication Services - 9.08%
China Mobile, Ltd. (b)	4,120	$ 210,450
PT Telekomunikasi Indonesia (b)	2,500	76,625
SK Telecom Co., Ltd. (b)	2,080	29,141
Tele Norte Leste Participacoes S.A. (b)	2,100	19,719
Telefonica S.A. (b)	9,000	156,780
Turkcell Iletisim Hizmetleri A.S. (a) (b)	5,500	70,895
VimpelCom, Ltd. (b)	2,500	26,650
		590,260

Utilities - 3.67%
CPFL Energia S.A. (b)	8,040	238,386

TOTAL COMMON STOCKS (Cost $5,958,946)		6,444,392

Money Market Securities - 11.68%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	758,797	758,797

TOTAL MONEY MARKET SECURITIES (Cost $758,797)		758,797

TOTAL INVESTMENTS (COST $6,717,743) - 110.84%		$ 7,203,189

Liabilities in excess of other assets - (10.84%)		(704,356)

TOTAL NET ASSETS - 100%		$ 6,498,833

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2012.

		Percentage of
Diversification of Assets:		Net Assets
Bermuda		2.40%
Brazil		7.24%
Britain		1.88%
Canada		12.27%
China		1.83%
Hong Kong		3.24%
Indonesia		1.18%
Israel		4.24%
Luxembourg		5.85%
Netherlands		4.27%
Norway		3.19%
Republic of Korea (South)		0.45%
Spain		2.41%
Switzerland		8.02%
Taiwan		2.36%
Turkey		1.09%
United States		48.92%
Other assets less liabilities		-10.84%
Total		100.00%

Tax Related
Unrealized appreciation		815,199
Unrealized depreciation		(474,990)
Net unrealized appreciation		$ 340,209

Aggregate cost of securities for income tax purposes		$ 6,862,981

Mirzam Capital Appreciation Fund
Statement of Assets and Liabilities
January 31, 2012
(Unaudited)

Assets:
Investments in securities:
At cost	$ 6,717,743
At fair value	$ 7,203,189
Receivable due from Adviser (a)	12,214
Prepaid expenses	15,094
Dividends receivable	6,703
Interest receivable	2
Reclaim receivable	4,394
Total assets	7,241,596

Liabilities:
Payable for Fund shares redeemed	725,040
Payable to administrator, fund accountant, and transfer agent (a)	8,252
Payable to trustees and officers	1,300
Accrued 12b-1 fees (a)	1,467
Payable to custodian (a)	1,422
Other accrued expenses	5,282
Total liabilities	742,763

Net Assets:	$ 6,498,833

Net Assets consist of:
Paid in capital	$ 6,360,428
Accumulated undistributed net investment income (loss)	(4,412)
Accumulated net realized gain (loss) on investments	(342,629)
Net unrealized appreciation (depreciation) on:
Investment securities	485,442
Foreign currency	4

Net Assets:	$ 6,498,833

Shares outstanding (unlimited number of shares authorized)	648,776

Net asset value and offering
price per share	$ 10.02

Redemption price per share ($10.02 * 98%) (b)	$ 9.82

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.

Mirzam Capital Appreciation Fund
Statement of Operations
For the six months ended January 31, 2012
(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $5,466)	$ 101,419
Interest income	6
Total Investment Income	101,425

Expenses
Investment adviser fee (a)	52,566
Transfer agent expense (a)	18,344
Administration expense (a)	17,617
Registration expense	13,290
Fund accounting expense (a)	12,500
Legal expense	12,169
12b-1 fees (a)	8,777
Auditing expense	7,005
Trustee expense	4,995
CCO expense	4,389
Custodian expense	3,473
Insurance expense	1,823
Pricing expense	1,749
Miscellaneous expense	248
Overdraft fees	49
Total Expenses	158,994
Less: Waiver & reimbursement by Adviser (a)	(98,066)
Net operating expenses	60,928
Net Investment Income	40,497

Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment securities	(95,392)
Change in unrealized appreciation (depreciation) on
investment securities and foreign currency	(285,844)
Net realized and unrealized gain (loss) on investment securities	(381,236)
Net increase (decrease) in net assets resulting from operations	$ (340,739)

(a) See Note 4 in the Notes to the Financial Statements.

Mirzam Capital Appreciation Fund
Statements of Changes In Net Assets

	For the Six
	Months Ended	Year
	January 31, 2012	Ended
Increase (decrease) in net assets from:	(Unaudited)	July 31, 2011
Operations:
Net investment income (loss)	$ 40,497	$ 73,647
Net realized gain (loss) on investment securities	(95,392)	(147,918)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency	(285,844)	996,756
Net increase (decrease) in net assets resulting from operations	(340,739)	922,485

Distributions to shareholders:
From net investment income	(50,412)	(68,351)
From return of capital	-	(7,088)
Total distributions	(50,412)	(75,439)

Capital Share Transactions:
Proceeds from shares sold	110,882	1,117,927
Reinvestment of distributions	49,980	75,040
Amount paid for shares redeemed	(1,265,109)	(257,255)
Redemption fee	1,499	60
Net increase (decrease) in net assets resulting
from capital share transactions	(1,102,748)	935,772

Total Increase in Net Assets	(1,493,899)	1,782,818

Net Assets
Beginning of period	7,992,732	6,209,914

End of period	$ 6,498,833	$ 7,992,732

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (4,412)	$ 5,503

Capital Share Transactions
Shares sold	14,645	104,280
Shares issued in reinvestment of distributions	2,710	7,095
Shares redeemed	(127,704)	(23,845)

Net increase (decrease) from capital share transactions	(110,349)	87,530

Mirzam Capital Appreciation Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months Ended
	January 31, 2012		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.53		$ 9.25		$ 8.34		$ 10.30		$ 10.00
Income from investment operations:
Net investment income (loss)	0.06		0.10		0.07		0.15		0.09	(b)
Net realized and unrealized gain (losses)	(0.50)		1.28		0.91		(1.91)		0.27	(c)
Total income (loss) from investment operations	(0.44)		1.38		0.98		(1.76)		0.36

Less Distributions to shareholders:
From net investment income	(0.07)		(0.09)		(0.07)		(0.16)		(0.07)
From net realized gains	-		-		-		(0.03)		-
Return of capital	-		(0.01)	(i)	-		(0.01)		-
Total distributions	(0.07)		(0.10)		(0.07)		(0.20)		(0.07)

Paid in capital from redemption fees	-	(d)	-	(d)	-	(d)	-	(d)	0.01

Net asset value, end of period	$ 10.02		$ 10.53		$ 9.25		$ 8.34		$ 10.30

Total Return (e)	-4.12%	(f)	14.94%		11.79%		-16.67%		3.67%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,499		$ 7,993		$ 6,210		$ 5,428		$ 2,865
Ratio of expenses to average net assets	1.74%	(g)	1.74%		1.87%	(h)	2.00%		2.00%	(g)
Ratio of expenses to average net assets
before reimbursement	4.53%	(g)	4.10%		4.42%		5.62%		12.60%	(g)
Ratio of net investment income to
average net assets	1.15%	(g)	0.98%		0.81%		2.27%		0.89%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement	(1.64)%	(g)	(1.38)%		(1.74)%		(1.36)%		(9.72)%	(g)
Portfolio turnover rate	5.41%		16.84%		2.24%		1.16%		3.07%

(a) For the period August 14, 2007 (Commencement of Operations) through July 31, 2008.
(b) Per share net investment income has been calculated using the average shares method.

(c) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.
(h) Effective May 1, 2010, the Adviser agreed to waive fees to maintain fund expenses at 1.49%, excluding 12b-1 fees of 0.25%. Prior to that date, the expense cap was 2.00%.
(i) This is a temporary book to tax difference due to the tax character of the distributed income.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2012

(Unaudited)

NOTE 1.ORGANIZATION

Mirzam Capital Appreciation Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on February 12, 2007 and commenced operations on August 14, 2007.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment Adviser is Mirzam Asset Management, LLC (the “Adviser”).  The Adviser has retained Bastiat Capital LLC, (the “Sub-Adviser”) to serve as Sub-Adviser to provide portfolio management and related services to the Fund.  Bastiat Capital LLC receives a fee from the Adviser (not the Fund) for these services.  The investment objective of the MirzamCapital Appreciation Fund is to provide long-term capital appreciation.

NOTE 2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations–All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes –The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended January 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2012

(Unaudited)

NOTE 2.SIGNIFICANT ACCOUNTING POLICIES - continued

on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities,when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

* Refer to Schedule of Investments for industry classifications

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of January 31, 2012.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended January 31, 2012, before the waiver described below, the Adviser earned a fee of $52,566 from the Fund.  As of May 1, 2010, the Adviser has contractually agreed through November 30, 2013 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), any 12b-1 fees, taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest,  and extraordinary litigation expenses, do not exceed 1.49% of the Fund’s average daily net assets. Prior to May 1, 2010, the Adviser had contractually agreed to cap expenses at 2.00%.  For the six months ended January31, 2012, the Adviser waived feesof $98,066.  At January 31, 2012, the Fund was owed $12,214 from the Adviser for the excess of expenses waived over management fees earned at the end of the fiscal year.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2011 are as follows:

For the six months ended January 31, 2012, $98,066 may be subject to potential repayment by the Fund to the Adviser through July 31, 2015.

The Trust retains Huntington Asset Services, Inc. (“Huntington”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended January 31, 2012, Huntington earned fees of $17,617 for administrative services provided to the Fund.  At January 31, 2012, the Fund owed Huntington $2,500 for administrative services.  Certain officers of the Trust are members of management and/or employees of Huntington. Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian. For the six months ended January 31, 2012, the Custodian earned fees of $3,473for custody services provided to the Fund.At January 31, 2012, the Fund owed the Custodian $1,422for custody services.

The Trust retains Huntington to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended January 31, 2012, Huntington earned fees of $18,344 from the Fund for transfer agent services.For the

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

six months ended January31, 2012, Huntington earned fees of $12,500 from the Fund for fund accounting services.  AtJanuary 31, 2012, the Fund owed Huntington $3,669 for transfer agent servicesand $2,083 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  During the six months ended January 31, 2012, the Distributor received $404 in payments from the Fund. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor)and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  The Adviser received $8,777 in 12b-1 payments, in excess of those paid to the Distributor, during the six months ended January 31, 2012.  For the six months ended January 31, 2012, the Fund incurred 12b-1 expenses of $8,777, of which $1,467 was unpaid to the Distributor at January 31, 2012.  If the Adviser is due more monies for its services rendered than are immediately payable because of the 0.25% expense limitation, the unpaid amount shall be carried forward from period to period while the Plan is in effect until such time as it is paid. The Adviser shall not, however, be entitled to charge any interest, carrying, or finance fees in connection with such carried forward amounts.

NOTE 5.  INVESTMENT TRANSACTIONS

For the six months ended January 31, 2012, purchases and sales of investment securities, other than short-term investments were as follows:

At January 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

At January 31, 2012, the aggregate cost of securities for federal income tax purposes, was $6,862,976.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2012

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At January 31, 2012, Brown Brothers Harriman & Co., for the benefit of others, owned 72.42% of the outstanding shares of the Fund.  Thus, Brown Brothers Harriman & Co. may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On September 30, 2011, the Fund paid an income distribution of $0.0313 per share to shareholders of record on September 29, 2011.

On December 27, 2011, the Fund paid an income distribution of $0.0373 per share to shareholders of record on December 23, 2011.

The tax character of distributions paid for the fiscal years ended July 31, 2011 and 2010 were as follows:

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to                                                              $12,472 of allowable foreign tax credits which have been passed through to the Fund’s underlying shareholders.

At July 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to post-October capital losses in the amount of $150,736 and other differences relating to the tax treatment of underlying securities.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2012

(Unaudited)

NOTE 9.CAPITAL LOSS CARRYFORWARDS

At July 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 10.SUBSEQUENT EVENT

The Board of Trustees (the “Board”) of the Unified Series Trust (the “Trust”), including those Trustees considered “independent” under the Investment Company Act of 1940 (the “Independent Trustees”), has concluded that the reorganization of the Mirzam Capital Appreciation Fund into the Mutual Fund Series Trust, an existing trust (the “Reorganization”) is in the best interests of the shareholders of the Fund.  Therefore, the fund will be converting to the Mutual Fund Series TrustFebruary 17, 2012.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at(888) 693-8056 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Brian L. Blomquist, Principal Executive Officer and President

John C. Swhear, Senior Vice President

Robert W. Silva, Principal Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL  33469

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

/s/ Jerry Szilagyi

________________________

By Jerry Szilagyi
President,
Date: April 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Jerry Szilagyi

_________________________

By Jerry Szilagyi
President
Date: April 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David F. Ganley

__________________________

By David F. Ganley
Treasurer
Date: April 11, 2012